OTHER FEES AND COMMISSIONS (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking		€ 79,953	€ 96,711	€ 115,555
Retail lending fees		50,410	54,794	58,886
Corporate lending fees		149,364	148,884	140,615
Banking fees & similar charges		164,947	168,112	186,590
Fund management fees		31,018	33,639	52,515
Total	$ 683,859	€ 475,692	€ 502,140	€ 554,161